Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt
Debt

Note 6:    Debt

	March 31,	December 31,
Dollars in thousands	2022	2021
Term B Facility	$271,562	$271,562
Paid-In-Kind Interest related to Term Loan Facility	38,394	31,480
Revolving Credit Facility	29,104	15,000
Paid-In-Kind Interest related to Revolving Credit Facility	3,145	2,731
Union Revolving Credit Facility	4,119	4,616
Total debt outstanding	$346,324	$325,389
Less: Unamortized debt issuance costs	(3,414)	(3,823)
Total debt, net	$342,910	$321,566
Portion due within one year	$41,539	$34,211
Total long-term debt, net	$301,371	$287,355

On October 20, 2017, Redbox Automated Retail, LLC (“RAR”) entered into a credit agreement (“Credit Agreement”), which provided for:

●	a first lien term loan facility (the “Term Loan B”), in an aggregate principal amount of $425.0 million, with a five-year maturity; and
●	a first lien revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan B, the “Senior Facilities”), in an aggregate principal amount of up to $30.0 million, with a five-year maturity.

The Term Loan B was made available to RAR immediately upon closing and was used in part to retire all $280.0 million of the Company’s existing debt and to settle closing costs associated with the new Term Loan B totaling $19.5 million of which $4.6 million was paid to Apollo Global Securities, LLC, an affiliate of Apollo, for services provided in connection with the financing. The balance of the Term Loan B proceeds were used towards a dividend, occurring on the same day, with total dividends of $160.0 million to equity holders of RAR. Additionally, at the execution of the new Credit Agreement, RAR wrote-off unamortized deferred financing costs of $21.7 million related to the extinguishment of the entire debt under the prior credit agreement.

On September 7, 2018, RAR entered into an Incremental Assumption and Amendment Agreement (the “Amendment”) to the Credit Agreement. The Amendment provided for, among other things, (i) an incremental Term B-1 Loan (“Term Loan B-1”) in an original aggregate principal amount of $85.8 million and (ii) the payment of one or more restricted payments to shareholders of RAR in an aggregate amount not to exceed $115.0 million. The proceeds received from the Amendment along with cash flow from the business were used towards a dividend distribution to equity holders of RAR totaling $115.0 million that was paid within five business days of September 7, 2018, and to pay fees and expenses in connection with the Amendment totaling $3.7 million. The additional loan under Term Loan B-1 has terms identical to the original Term Loan B.

On September 30, 2020, RAR entered into the second amendment to its Credit Agreement (the “Second Amendment”) to, among other things, increase the total net leverage covenant during the remaining term of the Credit Agreement and revise the quarterly amortization payment schedule.

On December 28, 2020, RAR entered into a third amendment to its Credit Agreement (the “Third Amendment”). The amendment deferred the December 2020 amortization payment to March 2021.

As of December 31, 2020, the Company’s Senior Facilities matured on October 20, 2022, and subsequent to the Amendment, Second Amendment and Third Amendment consisted of:

●	the Term Loan B, in an aggregate principal amount of $425.0 million;
●	the Term Loan B-1, in an aggregate principal amount of $85.8 million; and
●	the Revolving Credit Facility, in an aggregate principal amount of up to $30.0 million.

As of March 31, 2022 there was no remaining borrowing capacity under the Revolving Credit Facility.

On January 29, 2021, RAR entered into an amendment to its Credit Agreement (the “Fourth Amendment”). The Fourth Amendment provided for, among other things, (i) deferral of principal amortization payments until the maturity date (ii) extension of the maturity date to April 2023, (iii) at RAR’s election, subject to certain liquidity thresholds, payment PIK interest, and, (iv) removal of all financial covenant requirements.

In addition, under the Fourth Amendment, RAR incurred an incremental first lien term loan B-2 facility (“Term Loan B-2” and, together with Term Loan B and Term Loan B-1, the “Term Loan Facility”) in an aggregate principal amount of $25.0 million which was provided by New Outerwall Inc. The loan was subsequently assigned to Aspen Parent, Inc., an affiliate of Apollo and therefore a related party of the Company. The proceeds from the loan were used for general corporate purposes.

Pursuant to the Fourth Amendment, interest is payable on the Senior Facilities entirely in cash or, for a specified period, could be paid by increasing the principal amount of the Senior Facilities (PIK interest), or through a combination of cash and PIK interest, subject to certain liquidity thresholds. Borrowings under the Senior Facilities bear interest at a rate at RAR’s option, either (a) a London Interbank Offer Rate (“LIBOR”) determined by reference to the costs of funds for Eurodollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, subject to a 1.00% floor in the case of term loans or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50% per annum, (ii) the prime rate quoted by the Wall Street Journal (or another national publication selected by the administrative agent) and (iii) the one-month adjusted LIBOR plus 1.00% per annum, in each case plus an applicable margin. The applicable margin for borrowings under the Senior Facilities is 7.25% with respect to Eurocurrency Borrowings (increasing to 8.25% if PIK interest is paid) and 6.25% with respect to ABR Borrowings (increasing to 7.25% if PIK interest is paid).

In addition to paying interest on outstanding principal under the Senior Facilities, RAR is required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder. RAR is also required to pay customary agency fees.

In connection with the Business Combination, on May 16, 2021, RAR entered into another amendment to its Credit Agreement (the “Fifth Amendment”). The Fifth Amendment, which became effective upon consummation of the Business Combination, provided consent to the planned Business Combination and among other things, extended the Senior Facilities maturity date to October 2023 and subordinated the Term Loan B-2 to the Term Loan B and the Term Loan B-1. In addition, among other things, concurrently with the consummation of the Business Combination, the Company repaid $50.0 million towards outstanding borrowings under the Senior Facilities including $15.0 million towards outstanding borrowings under the Revolving Credit Facility and $35.0 million towards outstanding borrowings under the Term Loan B and the Term Loan B-1.

On October 11, 2021, RAR entered into a consent to the Fifth Amendment to make certain additional changes to the Credit Agreement, which became effective upon consummation of the Business Combination, including extending the maturity date of the Senior Facilities to April, 2024 and extending the PIK interest option until December 31, 2022 (subject to a minimum pro forma liquidity).

On April 15, 2022, RAR entered into a sixth amendment to its Credit Agreement (the “Sixth Amendment”) (capitalized terms used herein are defined in the Credit Agreement as amended through the Sixth Amendment).  Pursuant to the Sixth Amendment, an additional aggregate $50.0 million in financing under the Credit Agreement have been made available to the Company subject to certain conditions, the proceeds of which will be used to make payments in accordance with the Budget Plan and pay certain fees and expenses. From April 15, 2022 until the Signing Deadline Date, borrowings under the Sixth Amendment Incremental Revolving Facility were limited to no more than $15.0 million in the aggregate.  Pursuant to the Credit Agreement, additional borrowings of $35.0 million became available on May 10, 2022, as a result of the Company entrance into a merger agreement with Chicken Soup for the Soul Entertainment, Inc. (“CSSE”), pursuant to which, the Company will become a wholly owned subsidiary of CSSE.  See Note 17: Subsequent Events in Redbox’s Notes to Condensed Consolidated Financial Statements included elsewhere in this Form 10-Q for additional information regarding the CSSE merger.  Pursuant to the CSSE merger agreement, such merger shall be consummated not later than October 31, 2022.

Changes to the Credit Agreement effected by the Sixth Amendment included the following:

●	Call protection on the loans was modified so that at any time prior to maturity, a make-whole payment will be payable (i) on the Sixth Amendment Incremental Revolving Loans if such loans are repaid or prepaid with a corresponding permanent commitment reduction and (ii) on the existing Term B Loans, Term B-1 Loans, and Revolving Facility Loans on the amount of such loan repaid or prepaid. The make-whole will not be payable if such loans are prepaid in full upon the consummation of the Company Sale on or prior to the Company Sale Outside Date.
●	Events of Default were added including:
●	Failure to meet Company Sale Milestones (including failure to consummate the Company Sale by October 31, 2022 (or such later date as agreed by the Administrative Agent)).
●	Failure to meet cost-cutting milestones, subject to a 5 day grace period.
●	Termination of an Acceptable Purchase Agreement other than in connection with the replacement thereof with certain replacement purchase agreements acceptable to the Administrative Agent, subject to a 5 day grace period.
●	Termination or cessation of validity of Voting and Support Agreement.

Union Revolving Credit Facility

On December 29, 2020, Redbox Entertainment, LLC entered into a four-year, $20.0 million revolving credit facility with Union Bank (the “Union Revolving Credit Facility”). The facility is used exclusively to pay for minimum guarantees, license fees and related distribution expenses for original content obtained under the Company’s Redbox Entertainment label. Borrowings outstanding under the Union Revolving Credit Facility as of March 31, 2022 and December 31, 2021 were $4.1 million and $4.6 million, respectively.

Borrowings under the Union Revolving Credit Facility will bear interest at either the alternate base rate or LIBOR (based on an interest period selected by the Company of one month, three months or six months) in each case plus a margin. The alternate base rate loans bear interest at a per annum rate equal to the greatest of (i) the base rate in effect on such date, (ii) the federal funds effective rate in effect on such day plus ½ of 1.0%, and (iii) daily one month LIBOR plus 1.0%. The revolving credit facility borrowings that are LIBOR loans bear interest at a per annum rate equal to the applicable LIBOR plus a margin of 0.50%. The borrowing interest rate for the Union Revolving Credit Facility was 4.25% as of March 31, 2022 and December 31, 2021, respectively.

On April 15, 2022, the Company agreed, pursuant to the Voting and Support Agreement, to (i) permanently reduce a portion of the Union Revolving Credit Facility in an amount equal to $10.6 million (and the Company made such reduction) and (ii) among other agreements, refrain from borrowing under the Union Revolving Credit Facility without the consent of Aspen and Redwood Holdco, LP (other than with respect to certain scheduled borrowings and borrowings to cover interest, fees and expenses). Availability under the Union Revolving Credit Facility as of May 10, 2022 is $2.3 million.

In addition to paying interest on outstanding principal under the Union Revolving Credit Facility, Redbox Entertainment, LLC is required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder.

Dividend Restrictions

The Credit Agreement contains certain customary affirmative covenants and negative covenants, including a limitation on the Company’s ability to pay dividends on or make distributions in respect of its capital stock or make other restricted payments. The covenant prohibiting dividends and other restricted payments has certain limited exceptions, including for customary overhead, legal, accounting and other professional fees and expenses; taxes; customary salary, bonus and other benefits; and up to $1.03 million for dividends that were accrued on equity interests that were unvested as of the payment of the Company’s last dividend in 2018 and have subsequently vested.

Interest Rates and Fees

As of March 31, 2022 and December 31, 2021, the borrowing interest rate for the Senior Facilities was 9.25%.

Amortization and Prepayments

Required minimum principal amortization payments under the Senior Facilities as of March 31, 2022, are as follows:

Repayment
Dollars in thousands	Amount
2022	$38,394
2023	—
2024	271,562
Total	$309,956

In addition, the Senior Facilities require RAR to prepay outstanding term loan borrowings, subject to certain exceptions, with:

●	a certain percentage set forth in the Credit Agreement governing the Senior Facilities of RAR’s annual excess cash flow, as defined under the Senior Facilities;
●	a certain percentage of the net cash proceeds of certain non-ordinary course asset sales, other dispositions of property or certain casualty events, in each case subject to certain exceptions and reinvestment rights; and
●	the net cash proceeds of any issuance or incurrence of debt, other than proceeds from debt permitted under the Senior Facilities.

RAR may voluntarily repay outstanding loans that are funded solely by internally generated cash from business operations under the Senior Facilities at any time, without prepayment premium or penalty, except customary “breakage” costs with respect to LIBOR rate loans.

All obligations under the Senior Facilities are unconditionally guaranteed by each of RAR’s existing and future direct and indirect material, wholly-owned domestic subsidiaries, subject to certain exceptions, and the direct parent of RAR. The obligations are secured by a pledge of substantially all of RAR’s assets and those of each guarantor, including capital stock of the subsidiary guarantors and 65% of the capital stock of the first-tier foreign subsidiaries that are not subsidiary guarantors, in each case subject to certain exceptions, and its capital stock owned by RAR’s direct parent. Such security interests consist of a first-priority lien with respect to the collateral.

All obligations under the Union Revolving Credit Facility are guaranteed by all direct and indirect wholly owned subsidiaries of the Company’s Redbox Entertainment, LLC entity.

Letters of Credit

As required under the Senior Facilities, the Company has a letter of credit arrangement to provide for the issuance of standby letters of credit. The arrangement supports the collateral requirements for insurance claims and is good for one year to be renewed annually if necessary. The letter of credit is cash-collateralized at 105% in the amount of $3.1 million and $3.4 million as of March 31, 2022 and December 31, 2021, respectively.

In October 2021, the Company entered into a letter of credit arrangement of $0.8 million that serves as a security deposit for leased warehouse space and is pledged by an equal amount of cash pledged as collateral.

The Company’s letter of credit arrangements are classified as restricted cash and reflect balances of $3.9 million and $4.2 million as of March 31, 2022 and December 31, 2021, respectively.

Note 7:   Debt

	December 31,	December 31,
Dollars in thousands	2021	2020
Term B Facility	$271,562	$281,563
Paid-In-Kind Interest related to Term Loan Facility	31,480	—
Revolving Credit Facility	15,000	30,000
Paid-In-Kind Interest related to Revolving Credit Facility	2,731	—
Union Revolving Credit Facility	4,616	2,550
Total debt outstanding	$325,389	$314,113
Less: Unamortized debt issuance costs	(3,823)	(6,639)
Total debt, net	$321,566	$307,474
Portion due within one year	$34,211	$—
Total long-term debt, net	$287,355	$307,474

On October 20, 2017, Redbox Automated Retail, LLC (“RAR”) entered into a credit agreement (“Credit Agreement”), which provided for:

●	a first lien term loan facility (the “Term Loan B”), in an aggregate principal amount of $425.0 million, with a five-year maturity; and
●	a first lien revolving credit facility (the “Revolving Credit Facility” and, together with the Term Loan B, the “Senior Facilities”), in an aggregate principal amount of up to $30.0 million, with a five-year maturity.

The Term Loan B was made available to RAR immediately upon closing and was used in part to retire all $280.0million of the Company’s existing debt and to settle closing costs associated with the new Term Loan B totaling $19.5 million of which $4.6 million was paid to Apollo Global Securities, LLC, an affiliate of Apollo, for services provided in connection with the financing. The balance of the Term Loan B proceeds were used towards a dividend, occurring on the same day, with total dividends of $160.0 million to equity holders of RAR. Additionally, at the execution of the new Credit Agreement, RAR wrote-off unamortized deferred financing costs of $21.7 million related to the extinguishment of the entire debt under the prior credit agreement.

On September 7, 2018, RAR entered into an Incremental Assumption and Amendment Agreement (the “Amendment”) to the Credit Agreement. The Amendment provided for, among other things, (i) an incremental Term B-1 Loan (“Term Loan B-1”) in an original aggregate principal amount of $85.8 million and (ii) the payment of one or more restricted payments to shareholders of RAR in an aggregate amount not to exceed $115.0 million. The proceeds received from the Amendment along with cash flow from the business were used towards a dividend distribution to equity holders of RAR totaling $115.0 million that was paid within five business days of September 7, 2018, and to pay fees and expenses in connection with the Amendment totaling $3.7 million. The additional loan under Term Loan B-1 has terms identical to the original Term Loan B.

On September 30, 2020, RAR entered into the second amendment to its Credit Agreement (the “Second Amendment”) to, among other things, increase the total net leverage covenant during the remaining term of the Credit Agreement and revise the quarterly amortization payment schedule.

On December 28, 2020, RAR entered into a third amendment to its Credit Agreement (the “Third Amendment”). The amendment deferred the December 2020 amortization payment to March 2021.

As of December 31, 2020, the Company’s Senior Facilities matured on October 20, 2022, and subsequent to the Amendment, Second Amendment and Third Amendment consisted of:

●	the Term Loan B, in an aggregate principal amount of $425.0 million;
●	the Term Loan B-1, in an aggregate principal amount of $85.8 million; and
●	the Revolving Credit Facility, in an aggregate principal amount of up to $30.0 million.

As of December 31, 2021, there was $12.3 million available borrowing capacity under the Revolving Credit Facility.

On January 29, 2021, RAR entered into an amendment to its Credit Agreement (the “Fourth Amendment”). The Fourth Amendment provided for, among other things, (i) deferral of principal amortization payments until the maturity date (ii) extension of the maturity date to April 2023, (iii) at RAR’s election, subject to certain liquidity thresholds, payment PIK interest, and, (iv) removal of all financial covenant requirements.

In addition, under the Fourth Amendment, RAR incurred an incremental first lien term loan B-2 facility (“Term Loan B-2” and, together with Term Loan B and Term Loan B-1, the “Term Loan Facility”) in an aggregate principal amount of $25.0 million which was provided by New Outerwall Inc. The loan was subsequently assigned to Aspen Parent, Inc., an affiliate of Apollo and therefore a related party of the Company. The proceeds from the loan were used for general corporate purposes.

Pursuant to the Fourth Amendment, interest is payable on the Senior Facilities entirely in cash or, for a specified period, could be paid by increasing the principal amount of the Senior Facilities (PIK interest), or through a combination of cash and PIK interest, subject to certain liquidity thresholds. Borrowings under the Senior Facilities bear interest at a rate at RAR’s option, either (a) a London Interbank Offer Rate (“LIBOR”) determined by reference to the costs of funds for Eurodollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, subject to a 1.00% floor in the case of term loans or (b) a base rate determined by reference to the highest of (i) the federal funds rate plus 0.50% per annum, (ii) the prime rate quoted by the Wall Street Journal (or another national publication selected by the administrative agent) and (iii) the one-month adjusted LIBOR plus 1.00% per annum, in each case plus an applicable margin. The applicable margin for borrowings under the Senior Facilities is 7.25% with respect to Eurocurrency Borrowings (increasing to 8.25% if PIK interest is paid) and 6.25% with respect to ABR Borrowings (increasing to 7.25% if PIK interest is paid).

In addition to paying interest on outstanding principal under the Senior Facilities, RAR is required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder. RAR is also required to pay customary agency fees.

In connection with the Business Combination, on May 16, 2021, RAR entered into another amendment to its Credit Agreement (the “Fifth Amendment”). The Fifth Amendment, which became effective upon consummation of the Business Combination, provided consent to the planned Business Combination and among other things, extended the Senior Facilities maturity date to October 2023 and subordinated the Term Loan B-2 to the Term Loan B and the Term Loan B-1. In addition, among other things, concurrently with the consummation of the Business Combination, the Company repaid $50.0 million towards outstanding borrowings under the Senior Facilities including $15.0 million towards outstanding borrowings under the Revolving Credit Facility and $35.0 million towards outstanding borrowings under the Term Loan B and the Term Loan B-1.

On October 11, 2021, RAR entered into a consent to the Fifth Amendment to make certain additional changes to the Credit Agreement, which became effective upon consummation of the Business Combination, including extending the maturity date of the Senior Facilities to April, 2024 and extending the PIK interest option until December 31, 2022 (subject to a minimum pro forma liquidity).

Union Revolving Credit Facility

On December 29, 2020, Redbox Entertainment, LLC entered into a four-year, $20.0 million revolving credit facility with Union Bank (the “Union Revolving Credit Facility”). The facility is used exclusively to pay for minimum guarantees, license fees and related distribution expenses for original content obtained under the Company’s Redbox Entertainment label. Borrowings outstanding under the Union Revolving Credit Facility as of December 31, 2021 and December 31, 2020 were $4.6 million and $2.55 million, respectively.

Borrowings under the Union Revolving Credit Facility will bear interest at either the alternate base rat or LIBOR (based on an interest period selected by the Company of one month, three months or six months) in each case plus a margin. The alternate base rate loans bear interest at a per annum rate equal to the greatest of (i) the base rate in effect on such date, (ii) the federal funds effective rate in effect on such day plus ½ of 1.0%, and (iii) daily one month LIBOR plus 1.0%. The revolving credit facility borrowings that are LIBOR loans bear interest at a per annum rate equal to the applicable LIBOR plus a margin of 0.50%. The borrowing interest rate for the Union Revolving Credit Facility was 4.25% for each of the years ended December 31, 2021 and December 31, 2020, respectively.

In addition to paying interest on outstanding principal under the Union Revolving Credit Facility, Redbox Entertainment, LLC is required to pay a commitment fee at a rate equal to 0.50% per annum to the lenders in respect of the unutilized commitments thereunder.

Dividend Restrictions

The Credit Agreement contains certain customary affirmative covenants and negative covenants, including a limitation on the Company’s ability to pay dividends on or make distributions in respect of its capital stock or make other restricted payments. The covenant prohibiting dividends and other restricted payments has certain limited exceptions, including for customary overhead, legal, accounting and other professional fees and expenses; taxes; customary salary, bonus and other benefits; and up to $1.03 million for dividends that were accrued on equity interests that were unvested as of the payment of the Company’s last dividend in 2018 and have subsequently vested.

Interest Rates and Fees

As of December 31, 2021 and December 31, 2020, the borrowing interest rate for the Senior Facilities was 9.25% and 8.25%, respectively.

Amortization and Prepayments

Required minimum principal amortization payments under the Senior Facilities, excluding the Revolving Credit Facility, as of December 31, 2021, are as follows:

Repayment
Dollars in thousands	Amount
2022	$31,480
2023	—
2024	271,562
Total	$303,042

As noted above, pursuant to the consent agreement to the Fifth Amendment that RAR entered into on October 11, 2021, the maturity date of the Senior Facilities has been extended to April, 2024.

In addition, the Senior Facilities require RAR to prepay outstanding term loan borrowings, subject to certain exceptions, with:

●	a certain percentage set forth in the Credit Agreement governing the Senior Facilities of RAR’s annual excess cash flow, as defined under the Senior Facilities;
●	a certain percentage of the net cash proceeds of certain non-ordinary course asset sales, other dispositions of property or certain casualty events, in each case subject to certain exceptions and reinvestment rights; and
●	the net cash proceeds of any issuance or incurrence of debt, other than proceeds from debt permitted under the Senior Facilities.

RAR may voluntarily repay outstanding loans that are funded solely by internally generated cash from business operations under the Senior Facilities at any time, without prepayment premium or penalty, except customary “breakage” costs with respect to LIBOR rate loans.

All obligations under the Senior Facilities are unconditionally guaranteed by each of RAR’s existing and future direct and indirect material, wholly-owned domestic subsidiaries, subject to certain exceptions, and the direct parent of RAR. The obligations are secured by a pledge of substantially all of RAR’s assets and those of each guarantor, including capital stock of the subsidiary guarantors and

65% of the capital stock of the first-tier foreign subsidiaries that are not subsidiary guarantors, in each case subject to certain exceptions, and its capital stock owned by RAR’s direct parent. Such security interests consist of a first-priority lien with respect to the collateral.

All obligations under the Union Revolving Credit Facility are guaranteed by all direct and indirect wholly owned subsidiaries of the Company’s Redbox Entertainment entity.

Letters of Credit

As required under the Senior Facilities, the Company has a letter of credit arrangement to provide for the issuance of standby letters of credit in the amount of $3.4 million and $3.4 million as of December 31, 2021 and 2020, respectively. The arrangement supports the collateral requirements for insurance claims and is good for one year to be renewed annually if necessary. The letter of credit is cash-collateralized at 105% in the amount of $3.4 million and $3.5 million as of December 31, 2021 and 2020, respectively.

In October 2021, the Company entered into a letter of credit arrangement of $0.8 million that serves as a security deposit for leased warehouse space and is pledged by an equal amount of cash pledged as collateral.

The Company’s letter of credit arrangements are classified as restricted cash and reflect balances of $4.2 million and $3.5 million as of December 31, 2021 and 2020, respectively.